Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue in Each Segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates Revenue in Each Segment [Line Items]
Total revenue	$ 132,163,734	$ 119,971,638	$ 123,994,053
Revenue from Offline Wholesale [Member]
Schedule of Disaggregates Revenue in Each Segment [Line Items]
Total revenue	117,872,139	118,864,443	123,994,053
Revenue from Online Platform [Member]
Schedule of Disaggregates Revenue in Each Segment [Line Items]
Total revenue	$ 14,291,595	$ 1,107,195